Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	lmpvet_SupplementTextBlock	LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED APRIL 7, 2016

TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION OF

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO,

DATED MAY 1, 2015

The following information supplements the fund’s Prospectuses and Statement of Additional Information (“SAI”):

TT International and River Canyon Fund Management LLC (“River Canyon”) will no longer serve as a subadviser to the fund effective on or about June 5, 2016 and on or about June 30, 2016, respectively. All references to TT International and River Canyon are removed from the fund’s Prospectuses and Statement of Additional Information as of the respective date.

Permal Alternative Select VIT Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpvet_SupplementTextBlock	LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED APRIL 7, 2016

TO THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION OF

PERMAL ALTERNATIVE SELECT VIT PORTFOLIO,

DATED MAY 1, 2015

The following information supplements the fund’s Prospectuses and Statement of Additional Information (“SAI”):

TT International and River Canyon Fund Management LLC (“River Canyon”) will no longer serve as a subadviser to the fund effective on or about June 5, 2016 and on or about June 30, 2016, respectively. All references to TT International and River Canyon are removed from the fund’s Prospectuses and Statement of Additional Information as of the respective date.